Note 9 - Short-term Investments	12 Months Ended
Dec. 31, 2014
Short-term Investments [Abstract]
Short Term Investments [Text Block]
9.	SHORT-TERM INVESTMENTS

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1 of the fair value hierarchy. As of December 31, 2013 and 2014, the Group did not hold any trading securities. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2012 and 2013 were $113,152 and nil, respectively. For the year ended December 2014, the Group recognized a loss from the trading securities of $47,941 in the consolidated statement of comprehensive income.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2013 and 2014, respectively:

	December 31,
	2013	2014
Beginning balance	$-	$-
Purchases	81,664,295	90,205,903
Redemption	(81,824,078)	(90,323,594)
Realized gain	127,835	106,392
Exchange difference	31,948	11,299
Ending balance	$-	$-

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2013 and 2014, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2014
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$90,323,594	$90,205,903	$106,392	$11,299
Total	$90,323,594	$90,205,903	$106,392	$11,299

	Year ended December 31, 2013
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$81,824,078	$81,664,295	$127,835	$31,948
Total	$81,824,078	$81,664,295	$127,835	$31,948

The fair values of trading securities and available-for-sale securities as measured, and held-to-maturity securities as disclosed are further discussed in Note 10.